Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2015
Stock-based Employee Incentive Plans [Abstract]
Stock-based Employee Incentive Plans

13.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, PSARs, restricted stock units (“RSUs”), MSUs, PSUs, deferred contingent common stock and the ability for employees to purchase common stock at a discount. At December 31, 2015, 30 million common shares were available for issuance under the Plans. Executive, middle management and non-management employees may be granted RSUs, MSUs, PSUs, stock options, SARs and PSARs, each of which are described below:

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. RSUs generally become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days prior to the vesting date, including the vesting date. Each vested MSU represents one share of common stock and will be paid in shares of common stock, net of taxes. MSUs representing 50% of the grant date fair value of the MSUs granted in 2012 were subject to a two-year vesting period while the remaining MSUs granted in 2012 are subject to a three-year vesting period. MSUs granted in 2014 and 2013 are subject to a three-year vesting period. There were no MSUs granted in 2015.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals, which for the most part, are set at the time of grant as determined by our Board’s Committee on Compensation and Talent Management (the “Compensation Committee”). Each vested PSU represents one share of common stock and will be paid in shares of common stock, net of taxes. Below is a summary of the performance period and vesting percentages for each tranche of PSUs granted by the Company:

PSUs granted in 2012 (“2012 PSUs”)
Half of the 2012 PSUs were subject to a one-year performance period that ended on December 31, 2012, and vested at 81.67% of the original number of units granted. The remaining half were subject to a one-year performance period that ended December 31, 2013, and vested at 119.12% of the original number of units granted. The 2012 PSUs were subject to a two-year vesting period.

PSUs granted in 2013 (“2013 PSUs”)
Certain PSUs granted in 2013 were subject to a single three-year performance period that ended on December 31, 2015, and vested at 74.61% of the original number of units granted. These PSUs were subject to a single vesting period that ended on January 28, 2016.

Certain PSUs granted in 2013 were subject to a two-year vesting period with two separate performance periods. Half of these PSUs were subject to a one-year performance period that ended on December 31, 2013, and vested at 127.08% of the original number of units granted. The remaining half were subject to a one-year performance period that ended on December 31, 2014, and vested at 131.62% of the original number of units granted.

PSUs granted in 2014 (“2014 PSUs”)
The 2014 PSUs had a two-year performance period that ended on December 31, 2015, and vested at 200% of the original number of units granted. The 2014 PSUs are subject to a three-year vesting period.

PSUs granted in 2015 (“2015 PSUs”)
The 2015 PSUs have a three-year performance period that will end on December 31, 2017, and are subject to a three-year vesting period.

Stock Options and SARs - We have not granted stock options since 2005, and no stock options were outstanding as of December 31, 2015. Stock options were granted to purchase our common stock at or above the market price on the date of grant. SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant. SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year. Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement. At the end of the ten-year period, any unexercised SARs and stock options expire.

The SARs granted to certain employees during 2015 and 2014 and described above had an estimated grant date fair value per SAR of $32.13 and $22.68, respectively. We did not grant a material number of SARs in 2013. The grant date fair value was calculated using a modified Black-Scholes option pricing model using the following assumptions:

	2015	2014
Expected term (in years)	6.48	5.72
Volatility	33.4%	35.8%
Risk-free interest rate	1.81%	1.74%
Dividend yield	1.13%	1.36%
Initial price	$100.50	$72.26

The expected term is based on historical equity award activity. Volatility is based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock. The risk-free interest rate is based on a U.S. Treasury rate with a life equal to the expected life of the SARs grant. This rate was calculated by interpolating between the 5-year and 10-year U.S. Treasury rates. The dividend yield is based on our historical dividends declared in the 12 months prior to the grant date.

PSARs - PSARs represent the opportunity to vest in SARs. For the PSARs granted in 2013 (“2013 PSARs”), the number of vested PSARs (which may range in specified increments from zero to 700,000 SARs) is dependent on Aetna’s total shareholder return over a three year performance period relative to a defined peer group of companies. The 2013 PSARs are subject to a three-year vesting period.

We estimated the grant date fair value of the 2013 PSARs using a Monte Carlo simulation. The 2013 PSARs had a grant date per PSAR fair value of $18.64. That grant date fair value was calculated using the following assumptions:

Expected settlement period (in years)	6.12
Volatility	40.4%
Risk-free interest rate	.6%
Dividend yield	1.25%
Initial price	$64.25

The stock option, SAR and PSAR transactions during 2015, 2014 and 2013 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options, SARs and PSARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2013
Outstanding, beginning of year	19.4	$39.34	3.5	$163.8
Granted (1)	.7	63.32	—	—
Exercised	(9.3)	36.58	—	203.4
Expired or forfeited	(.3)	47.11	—	—
Outstanding, end of year (1)	10.5	$43.27	3.5	$264.6

Exercisable, end of year	9.8	$41.77	3.0	$261.6

2014
Outstanding, beginning of year	10.5	$43.27	3.5	$264.6
Granted	1.4	72.36	—	—
Exercised	(3.7)	40.5	—	132.1
Expired or forfeited	(.1)	46.94	—	—
Outstanding, end of year (1)	8.1	$49.37	4.2	$318.3

Exercisable, end of year	6.1	$42.86	2.6	$280.2

2015
Outstanding, beginning of year	8.1	$49.37	4.2	$318.3
Granted	2.0	101.41	—	—
Exercised	(2.5)	43.90	—	155.4
Expired or forfeited	(.2)	91.25	—	—
Outstanding, end of year (1)	7.4	$64.11	5.3	$324.6

Exercisable, end of year	4.1	$45.88	2.6	$252.3

(1)	PSARs are included in this table at the maximum amount that could potentially vest.

The following is a summary of information regarding SARs and PSARs outstanding at December 31, 2015 (millions, except remaining contractual life and exercise price):

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
20.00-30.00 (1)	—	3.4	$24.64	$2.0	—	$24.64	$2.0
30.00-40.00	1.3	2.8	32.78	94.7	1.3	32.78	94.7
40.00-50.00	1.1	1.3	44.48	70.2	1.1	44.48	70.2
50.00-60.00	1.2	1.7	50.61	70.7	1.2	50.61	70.6
60.00-70.00	.7	7.6	64.25	30.7	—	—	—
70.00-80.00	1.2	8.1	72.32	43.5	.4	72.32	14.5
100.00-110.00	1.8	9.1	100.86	12.8	.1	100.50	.3
110.00-120.00	.1	9.6	116.57	—	—	—	—
$20.00-$120.00 (2)	7.4	5.3	$64.11	$324.6	4.1	$45.88	$252.3

(1)	The number of outstanding and exercisable SARs and PSARs with exercise prices between $20 and $30 rounded to zero.

(2)	The number of outstanding SARs and PSARs with exercise prices between $80 and $100 rounded to zero.

The grant date fair values of RSUs and PSUs are based on the market price of our common stock on the date of grant. From 2010 through 2014, we granted MSUs to certain employees. We did not grant any MSUs in 2015. We estimate the grant date fair value of MSUs using a Monte Carlo simulation. MSUs granted in 2014 and 2013 had a weighted average per MSU grant date fair value of $74.99 and $49.31, respectively. The weighted-average per MSU grant date fair values listed above were calculated using the following assumptions:

	2014	2013
Volatility	26.4%	28.1%
Risk-free interest rate	.7%	.4%
Dividend yield	1.3%	1.7%
Initial price	$72.26	$48.48

The annualized volatility of the price of our common stock was calculated over the three-year period preceding the grant date for MSUs granted in 2014 and 2013. The risk-free interest rates for periods within the expected life of the MSUs are based on a constant maturity yield curve in effect on the grant date for MSUs granted in 2014 and 2013. The dividend yield assumptions for 2014 and 2013, respectively, were based on our expected 2014 and 2013 annual dividend payout, respectively.

RSU, MSU and PSU transactions in 2015, 2014 and 2013 were as follows (number of units in millions):

	2015		2014		2013
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	5.1	$58.57	5.3	$48.82	3.4	$43.25
Granted	1.8	100.52	2.7	71.88	3.6	51.22
Vested	(2.6)	59.72	(2.5)	50.11	(1.3)	41.56
Forfeited	(.4)	70.94	(.4)	56.89	(.4)	46.65
RSUs, MSUs and PSUs at end of year	3.9	$73.40	5.1	$58.57	5.3	$48.82

During 2015, 2014 and 2013, the following activity occurred under the Plans:

(Millions)	2015	2014	2013
Cash received from stock option exercises	$7.1	$32.4	$89.1
Intrinsic value of options/SARs exercised and stock units vested	413.1	322.8	292.0
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	100.6	87.1	98.9
Fair value of stock options, SARs and stock units vested (1)	125.5	106.7	52.1

(1)	The fair value represents the aggregate grant date fair value of the stock options, SARs and stock units as of the respective grant dates.

We settle our stock options, SARs, PSARs and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2015, 2014 and 2013 we recorded share-based compensation expense of $181 million, $164 million and $127 million, respectively, in general and administrative expenses. We also recorded related tax benefits of $37 million in both 2015 and 2014, and $35 million in 2013, respectively. At December 31, 2015, $183 million of total unrecognized compensation costs related to SARs, PSARs and stock units is expected to be recognized over a weighted-average period of 1.7 years.